LIQUIDITY (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)
LIQUIDITY
Net income (loss)	¥ (11,125,365)	¥ (45,091,332)	¥ (106,004,401)		¥ (191,826,242)
Cash used in operating activities	(107,395,153)	(176,984,374)	(173,545,357)	$ (27,337,727)	(246,610,437)
Cash	226,765,500	¥ 49,521,897	271,067,503		390,457,084	$ 32,000,000	$ 42,700,000
Outstanding bank loans and other borrowing	¥ 447,633,078		¥ 365,661,754		¥ 1,103,609	$ 63,048,688	$ 57,600,856